Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended			9 Months Ended
	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenue
Operating expenses
Legal fees		$ 170,661
Professional fees	93,782			279,160
Research and development	875	12,261	61,196	90,720	61,196
Stock based compensation	45,833			434,516
General and administrative	127,238	8,510	6,025	217,670	6,025
Total operating expenses	267,728	191,432	67,221	1,022,066	67,221
Net loss	$ (267,728)	$ (191,432)	$ (67,221)	$ (1,022,066)	$ (67,221)
Loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.003)	$ (0.02)	$ (0.003)
Weighted average shares outstanding - basic and diluted	44,578,382	24,421,427	24,000,000	42,298,532	24,000,000